SHARE-BASED PAYMENTS - Summary of share-based compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
SHARE-BASED PAYMENTS
Share-based compensation expense	¥ 181,645	$ 25,584	¥ 359,835	¥ 434,350
Cost of revenues
SHARE-BASED PAYMENTS
Share-based compensation expense	9,757	1,374	15,618	17,481
Selling and marketing expenses
SHARE-BASED PAYMENTS
Share-based compensation expense	6,977	983	68,562	72,594
General and administrative expenses
SHARE-BASED PAYMENTS
Share-based compensation expense	114,766	16,164	187,843	193,886
Research and development expenses
SHARE-BASED PAYMENTS
Share-based compensation expense	¥ 50,145	$ 7,063	¥ 87,812	¥ 150,389